UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment |X|;  Amendment Number: _____________


     This Amendment (check only one): [ x ] is a restatement
                                      [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, LLC
Address:        225 Friend Street
                Suite 801
                Boston, MA 02114

Form 13F File Number: 28-10779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Thomas J. Hill
Title:          Vice President
Phone:          617.573.9550

Signature, Place and Date of Signing:

       /s/ Thomas J. Hill               Boston, MA             08/01/2008
------------------------------    -----------------------  ---------------------
          [Signature]                  [City, State]             [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
Form 13F Information Table Entry Total:                  48
Form 13F Information Table Value Total:               $173,972
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

New Generation Advisors LLC June 30, 2008

                           TITLE OF                   VALUE    SHARES/   SH/   PUT/ INVSTMT    OTHER           VOTING AUTHORITY
    NAME OF ISSUER          CLASS          CUSIP     (x$1000)  PRN AMT   PRN   CALL DSCRETN   MANAGERS     SOLE     SHARED     NONE
-----------------------    --------      ---------   --------  -------   ---   ---- -------  ----------  --------   -------  -------
Acme Communications       Common         004631107     1,062    769,796              Sole       None       769,796
AMR Corporation           Common         001765106     1,486    290,180              Sole       None       290,180
Armstrong World           Common         04247X102     3,527    120,719              Sole       None       120,719
Avanex                    Common         05348W109     4,079  3,610,000              Sole       None     3,610,000
Bookham                   Common         09856E105     3,516  2,080,200              Sole       None     2,080,200
Brocade Communication     Common         111621306     5,083    616,860              Sole       None       616,860
Cal Dive International    Common         12802T101     2,464    172,434              Sole       None       172,434
Calpine                   Common         131347304     1,781     78,942              Sole       None        78,942
Conexant Systems          Common         207142100     2,599  5,413,639              Sole       None     5,413,639
Continental Airlines      Class B        210795308       526     52,075              Sole       None        52,075
DDI                       Common         233162502     1,713    284,986              Sole       None       284,986
Delta Air Lines           Common         247361702     1,903    333,802              Sole       None       333,802
Electroglas               Common         285324109     2,310  1,215,631              Sole       None     1,215,631
Exide                     Common         302051206     4,172    248,915              Sole       None       248,915
Federal Mogul             Class A        313549404     9,438    585,150              Sole       None       585,150
Finisar                   Common         31787A101     4,434  3,726,000              Sole       None     3,726,000
Global Industries         Common         379336100     2,495    139,175              Sole       None       139,175
Goodyear Tire & Rubber    Common         382550101     1,940    108,780              Sole       None       108,780
Grey Wolf                 Common         397888108     5,074    561,915              Sole       None       561,915
Harmonic                  Common         413160102     6,005    631,400              Sole       None       631,400
Hayes Lemmerz             Common         420781304     6,293  2,215,823              Sole       None     2,215,823
iBasis                    Common         450732201     1,095    333,974              Sole       None       333,974
International Coal Group  Common         45928H106     7,487    573,707              Sole       None       573,707
JDS Uniphase              Common         46612J507     4,431    390,049              Sole       None       390,049
Key Energy                Common         492914106     7,478    385,080              Sole       None       385,080
Kulicke and Soffa         Common         501242101     3,299    452,600              Sole       None       452,600
MAIR Holding              Common         560635104     1,475    364,147              Sole       None       364,147
Mindspeed Technologies    Common         602682106     2,618  2,974,800              Sole       None     2,974,800
Newpark Resources         Common         651718504     5,526    703,055              Sole       None       703,055
Nortel Networks           Common         656568508     3,686    448,428              Sole       None       448,428
Northwest Airlines        Common         667280408     2,788    418,557              Sole       None       418,557
Owens Corning             Common         690742101     2,786    122,472              Sole       None       122,472
Parker Drilling           Common         701081101     2,455    245,275              Sole       None       245,275
Portland General          Common         736508847     3,508    155,756              Sole       None       155,756
Qwest Communications      Common         749121109     4,107  1,045,000              Sole       None     1,045,000
Revlon                    Class A        761525500     1,226  1,442,632              Sole       None     1,442,632
Six Flags                 Common         83001P109        49     42,750              Sole       None        42,750
Solutia                   Common         834376501    18,702  1,458,784              Sole       None     1,458,784
Sun-Times Media Group     Common         86688Q100       719  1,468,000              Sole       None     1,468,000
Tellabs                   Common         879664100     3,416    734,660              Sole       None       734,660
Terrestar                 Common         881451108     1,122    281,882              Sole       None       281,882
Time Warner               Class A        88732J108     4,158    157,009              Sole       None       157,009
USG                       Common         903293405     3,689    124,742              Sole       None       124,742
U.S. Airways Group        Common         90341W108     3,914  1,565,722              Sole       None     1,565,722
Visteon                   Common         92839U107     3,691  1,403,450              Sole       None     1,403,450
Vonage                    Common         92886T201     4,156  2,503,830              Sole       None     2,503,830
Zhone Technologies        Common         98950P108     3,128  4,009,916              Sole       None     4,009,916
Zilog Inc.                Common         989524301     1,363    431,333              Sole       None       431,333

                                                     173,972